As Filed with the Securities and Exchange Commission on July 21, 2022

1933 Act File No. 33-36528

1940 Act File No. 811-06161

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 217	☒

and/or

REGISTRATION STATEMENT

 Under the INVESTMENT COMPANY ACT OF 1940

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 223	☒

Virtus Investment Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street
Greenfield, Massachusetts 01301
(Address of Principal Executive Offices)

Kevin J. Carr, Esq.
Vice President and Senior Counsel
Virtus Investment Partners, Inc.

One Financial Plaza
Hartford, Connecticut 06103
(Name and Address of Agent for Service)

Copies of All Correspondence to:
David C. Mahaffey, Esq.
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement
2.	This Explanatory Note
3.	Amendments to the summary prospectuses for Virtus Global Small-Cap Fund and Virtus Technology Fund, and the multi-fund Virtus Investment Trust Statutory Prospectus and Statement of Additional Information, each dated October 28, 2021, as supplemented, which contain disclosure changes for Virtus Global Small-Cap Fund and Virtus Technology Fund anticipated to become effective on September 19, 2022.
4.	Part C
5.	Signature Page

This Post-Effective Amendment No. 217 is being filed for the sole purpose of incorporating certain disclosure changes into the Summary Prospectuses for Virtus Global Small-Cap Fund and Virtus Technology Fund, and the Statutory Prospectus and Statement of Additional Information for Virtus Investment Trust. But for the supplemental disclosure filed herewith, the summary prospectuses for Virtus Global Small-Cap Fund and Virtus Technology Fund and the multi-fund Virtus Investment Trust Statutory Prospectus included in Part A and the Statement of Additional Information included in Part B of Registrant’s Post-Effective Amendment No. 216 to its registration statement filed on October 27, 2021, effective October 28, 2021, and supplemented on March 30, April 14, May 18, May 27 and June 1, 2022, which are incorporated by reference herein, are unchanged.

Virtus Global Small-Cap Fund (the “Fund”),
a series of Virtus Investment Trust

Amendment dated July 21, 2022 to the Summary Prospectus and
the Virtus Investment Trust Statutory Prospectus and Statement of Additional Information (“SAI”)

dated October 28, 2021, as supplemented

Effective September [_], 2022, the Fund will change its existing non-fundamental investment policy to seek to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small Cap Index (between $105.8 million and $25.5 billion as of June 30, 2021) to a non-fundamental investment policy to seek to achieve its objective by investing under normal circumstances at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of global small-capitalization companies.

All references in the prospectuses and SAI to the Fund’s existing non-fundamental policy as reflected above will be changed to its new non-fundamental policy as reflected above on September [_], 2022.

All other disclosure concerning the Fund, including fees and expenses, will remain unchanged from the Prospectuses and SAI dated October 28, 2021, as supplemented.

VIT 8061 485A GSC Sub Changes (7/2022)

Virtus Technology Fund (the “Fund”),
a series of Virtus Investment Trust

Amendment dated July 21, 2022 to the Summary Prospectus and
the Virtus Investment Trust Statutory Prospectus and Statement of Additional Information (“SAI”)

dated October 28, 2021, as supplemented

Effective September [_], 2022,  the fund will change its current non-fundamental investment policy to seek to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to equity securities of technology companies to a non-fundamental investment policy to seek to achieve its objective by investing under normal circumstances at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies and other U.S.-traded equity securities of technology companies.

All references in the prospectuses and SAI to the Fund’s existing non-fundamental policy as reflected above will be changed to its new non-fundamental policy as reflected above on September [_], 2022.

All other disclosure concerning the Fund, including fees and expenses, will remain unchanged from the Prospectuses and SAI dated October 28, 2021, as supplemented.

VIT 8061 485A Technology Sub Changes (7/2022)

APPENDIX B — CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The following table sets forth information as of September [          ], 2022, with respect to each person who owns of record or is known by the Trust to own of record or beneficially own 5% or more of any class of any fund’s outstanding securities and the name of each person who has beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a fund, as noted below.

*These entities are omnibus accounts for many individual shareholder accounts. The fund is not aware of the size or identity of the underlying individual accounts.

[To be filed by amendment]

B-1

VIRTUS INVESTMENT TRUST

PART C — OTHER INFORMATION

Item 28.	Exhibits

(a)	Agreement and Declaration of Trust.

1.	Fifth Amended and Restated Agreement and Declaration of Trust of Virtus Investment Trust (formerly, Allianz Funds and PIMCO Funds: Multi-Manager Series) (“Registrant” or “Investment Trust”), dated July 16, 2007, filed via EDGAR (as Exhibit a) with Post-Effective Amendment No. 129 (File No. 033-36528) on August 9, 2007, and incorporated herein by reference.

2.	Amendment to the Fifth Amended and Restated Declaration of Trust of the Registrant, dated February 1, 2021, filed via EDGAR (as Exhibit a.2) with Post-Effective Amendment No. 214 (File No. 033-36528) on January 29, 2021, and incorporated herein by reference.

(b)	Bylaws.

1.	Sixth Amended and Restated By-Laws of the Registrant dated October 7, 2015, filed via EDGAR (as Exhibit b.1) with Post-Effective Amendment No. 185 (File No. 033-36528) on December 14, 2015, and incorporated herein by reference.

2.	Amendment No. 1 to the Sixth Amended and Restated By-Laws of the Registrant, dated February 1, 2021, filed via EDGAR (as Exhibit b.2) with Post-Effective Amendment No. 214 (File No. 033-36528) on January 29, 2021, and incorporated herein by reference.

(c)	See Articles III and V of Registrant’s Fifth Amended and Restated Agreement and Declaration of Trust and Articles IX and XI of Registrant’s By-Laws, each as amended.

(d)	Investment Advisory Contracts.

1.	Investment Advisory Agreement between Registrant and Virtus Investment Advisors, Inc. (“VIA”) effective February 1, 2021, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 216 (File No. 033-36528) on October 27, 2021, and incorporated herein by reference.

2.	Interim Subadvisory Agreement among Registrant, VIA and Allianz Global Investors U.S. LLC (“AllianzGI”) on behalf of Virtus Emerging Markets Opportunities Fund (f/k/a Virtus AllianzGI Emerging Markets Opportunities Fund) (“EMO Fund”) dated February 1, 2021, filed via EDGAR (as Exhibit d.2) with Post-Effective Amendment No. 216 (File No. 033-36528) on October 27, 2021, and incorporated herein by reference.

3.	Subadvisory Agreement among Registrant, VIA and AllianzGI on behalf of Virtus Focused Growth Fund (f/k/a Virtus AllianzGI Focused Growth Fund) (“Focused Growth Fund”), Virtus Global Small-Cap Fund (f/k/a Virtus AllianzGI Global Small-Cap Fund) (“Global Small-Cap Fund”), Virtus Health Sciences Fund (f/k/a Virtus AllianzGI Health Sciences Fund) (“Health Sciences Fund”), Virtus Income & Growth Fund (f/k/a Virtus AllianzGI Income & Growth Fund) (“Income and Growth Fund”), Virtus Mid-Cap Growth Fund (f/k/a Virtus AllianzGI Mid-Cap Growth Fund) (“Mid-Cap Growth Fund”), Virtus Small-Cap Fund (f/k/a Virtus AllianzGI Small-Cap Fund) (“Small-Cap Growth Fund”) and Virtus Technology Fund (f/k/a Virtus AllianzGI Technology Fund) (“Technology Fund”) dated February 1, 2021, filed via EDGAR (as Exhibit d.3) with Post-Effective Amendment No. 216 (File No. 033-36528) on October 27, 2021, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement among Registrant, VIA and AllianzGI on behalf of EMO Fund, Focused Growth Fund, Global Small-Cap Fund, Health Sciences Fund, Income & Growth Fund, Mid-Cap Growth Fund, Small-Cap Growth Fund and Technology Fund dated February 13, 2021, filed via EDGAR (as Exhibit d.3.a) with Post-Effective Amendment No. 216 (File No. 033-36528) on October 27, 2021, and incorporated herein by reference.

4.	Interim Subadvisory Agreement among Registrant, VIA and NFJ Investment Group, LLC (“NFJ”) on behalf of Virtus NFJ International Value Fund (“International Value Fund”) dated February 1, 2021, filed via EDGAR (as

Exhibit d.4) with Post-Effective Amendment No. 216 (File No. 033-36528) on October 27, 2021, and incorporated herein by reference.

5.	Subadvisory Agreement among Registrant, VIA and NFJ on behalf of Virtus NFJ Dividend Value Fund (“Dividend Value Fund”), Virtus NFJ Large-Cap Value Fund (“Large-Cap Value Fund”), Virtus NFJ Mid-Cap Value Fund (“Mid-Cap Value Fund”) and Virtus NFJ Small-Cap Value Fund (“Small-Cap Value Fund”) dated February 1, 2021, filed via EDGAR (as Exhibit d.5) with Post-Effective Amendment No. 216 (File No. 033-36528) on October 27, 2021, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement among Registrant, VIA and NFJ on behalf of International Value Fund, Dividend Value Fund, Large-Cap Value Fund, Mid-Cap Value Fund and Small-Cap Value Fund dated February 26, 2021, filed via EDGAR (as Exhibit d.5.a) with Post-Effective Amendment No. 216 (File No. 033-36528) on October 27, 2021, and incorporated herein by reference.

6.	Subadvisory Agreement effective July 25, 2022, by and among Registrant, VIA, and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) on behalf of Virtus KAR Global Small-Cap Fund (“Global Small-Cap Fund”) and Virtus KAR Health Sciences Fund (“Health Sciences Fund”) to be filed by amendment.

7.	Subadvisory Agreement effective July 25, 2022, by and among Registrant, VIA, and Silvant Capital Management LLC (“Silvant”) on behalf of Virtus Silvant Focused Growth Fund (“Focused Growth Fund”) and Virtus Silvant Mid-Cap Growth Fund (“Mid-Cap Growth Fund”) to be filed by amendment.

8.	Subadvisory Agreement effective July 25, 2022, by and among Registrant, VIA, and Voya Investment Management Co., LLC (“Voya”) on behalf of Virtus Income & Growth Fund (“Income & Growth Fund”) to be filed by amendment.

9.	Subadvisory Agreement effective July 25, 2022, by and among Registrant, VIA, and Zevenbergen Capital Investments LLC (“ZCI”) on behalf of Virtus Zevenbergen Technology Fund (“Technology Fund”) to be filed by amendment.

(e)	Underwriting Agreement

1.	Underwriting Agreement between Registrant, Virtus Strategy Trust (“VST”) and VP Distributors, LLC (“VP Distributors”), made as of February 1, 2021, filed via EDGAR (as Exhibit e.1) with Post-Effective Amendment No. 216 (File No. 033-36528) on October 27, 2021, and incorporated herein by reference.

2.	Form of Sales Agreement between VP Distributors and dealers, effective September 2019, filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 41 to Virtus Alternative Solutions Trust’s (“VAST”) Registration Statement (File No. 333-191940) on October 30, 2019, and incorporated herein by reference.

a) *Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective July 2022, filed via EDGAR (as Exhibit e.2.a) herewith.

(f)	Amended and Restated Deferred Compensation Program, effective March 3, 2021, filed via EDGAR (as Exhibit 8) to VAST’s Form N-14 (File No. 333-254407) on March 17, 2021, and incorporated herein by reference.

(g)	Custodian Agreement

1.	Custody Agreement between VAST and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

a)	Amendment to Custody Agreement between VAST and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

b)	Amendment to Custody Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

c)	Joinder Agreement and Amendment to Custody Agreement between VAST, Virtus Equity Trust (“VET”) and Virtus Opportunities Trust (“VOT”) (VET and VOT collectively, “Virtus Mutual Funds”), Virtus Asset Trust (“VAT”), Virtus Retirement Trust (“VRT”; formerly known as Virtus Institutional Trust), Virtus Variable Insurance Trust (“VVIT”) and The Bank of New York Mellon dated September 11, 2017, filed via EDGAR

(as Exhibit g.1.d) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

d)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(e)) to Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

e)	Form of Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VVIT and VAT and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.1.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

f)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VVIT and VAT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.1.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

g)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.1.g) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

h)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and the Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.1.h) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

i)	Amendment and Joinder to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS Offshore Fund, Ltd. (“VATS”) and the Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.1.i) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

j)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS and the Bank of New York Mellon dated as of November 16, 2020, filed via EDGAR (as Exhibit g.1.j) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

k)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS and the Bank of New York Mellon dated as of December 1, 2020, filed via EDGAR (as Exhibit g.1.k) with Post-Effective Amendment No. 116 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

l)	Amendment and Joinder to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of May 7, 2021, filed via EDGAR (as Exhibit g.1.l) with Post-Effective Amendment No. 119 to VOT’s Registration Statement (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

m)	Amendment and Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of July 26, 2021, filed via EDGAR (as Exhibit 9(n)) to VOT’s Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

n)	Amendment and Joinder to Custody Agreement between The Merger Fund® (“TMF”), The Merger Fund® VL (“TMFVL”), VAST, Virtus Event Opportunities Trust (“VEOT”), Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST, and the Bank of New York Mellon dated as of February 12, 2022, filed via EDGAR (as Exhibit g.1.n) with Post-Effective Amendment No. 127 to VOT’s Registration Statement (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

o)	Amendment and Joinder to Custody Agreement between TMF, TMFVL, VAST, VEOT, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST, and the Bank of New York Mellon dated as of April 4, 2022, filed via EDGAR (as Exhibit g.1.o) with Post-Effective Amendment No. 127 to VOT’s Registration Statement (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

2.	Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of March 21, 2014, filed via EDGAR (as Exhibit g.2) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

a)	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

b)	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

c)	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

d)	Joinder Agreement and Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, Duff & Phelps Select MLP and Midstream Energy Fund Inc. (“DSE”), Virtus Global Multi-Sector Income Fund (“VGI”) and Virtus Total Return Fund Inc. (“ZTR”) (VGI and ZTR collectively, the “Closed-End Funds”) and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(j)) to Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

e)	Form of Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, Closed-End Funds and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.2.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

f)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, Closed-End Funds and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.2.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

g)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, Closed-End Funds and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.2.g) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

h)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, Closed-End Funds and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.2.h) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

i)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, Closed-End Funds, VATS and The Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.2.i) with Post-Effective Amendment No. 135 to VET’s Registration Statement (File No. 002-16590) on October 19, 2020, and incorporated herein by reference.

j)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, Closed-End Funds, VATS and The Bank of New York Mellon dated as of November 12, 2020, filed via EDGAR (as Exhibit g.2.l) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

k)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, Investment Trust, VRT, VST, VVIT, DSE, Closed-End Funds, VATS, Virtus Artificial Intelligence & Technology Opportunities Fund (f/k/a Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund) (“AIO”), Virtus Convertible & Income 2024 Target Term Fund (f/k/a Virtus AllianzGI Convertible & Income 2024 Target Term Fund) (“CBH”), Virtus AllianzGI Convertible & Income Fund (f/k/a Virtus AllianzGI Convertible & Income Fund) (“NCV”), Virtus Convertible & Income Fund II (Virtus AllianzGI Convertible & Income Fund II) (“NCZ II”), Virtus Diversified Income & Convertible Fund (Virtus AllianzGI

Diversified Income & Convertible Fund) (“ACV”), Virtus Equity & Convertible Income Fund (f/k/a Virtus AllianzGI Equity & Convertible Income Fund) (“NIE”) and Virtus Dividend, Interest & Premium Strategy Fund (“NFJ” and together with AIO, CBH, NCV, NCZ II, ACV, and NIE, the “VCEFII”) and The Bank of New York Mellon dated as of May 7, 2021, filed via EDGAR (as Exhibit g.2.k) with Post-Effective Amendment No. 121 (File No. 033-65137) on September 27, 2021, and incorporated herein by reference.

l)	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, DSE, Closed-End Funds, VCEFII and The Bank of New York Mellon dated as of July 26, 2021, filed via EDGAR (as Exhibit 9(bb)) to Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

m)	Amendment and Joinder to Foreign Custody Manager Agreement between TMF, TMFVL, VEOT, VAST, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, DSE, Closed-End Funds, VCEFII and The Bank of New York Mellon dated as of February 12, 2022, filed via EDGAR (as Exhibit g.2.m) with Post-Effective Amendment No. 127 to VOT’s Registration Statement (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

n)	Amendment and Joinder to Foreign Custody Manager Agreement between TMF, TMFVL, VEOT, VAST, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, Closed-End Funds, VCEFII and The Bank of New York Mellon dated as of April 4, 2022, filed via EDGAR (as Exhibit g.2.n) with Post-Effective Amendment No. 127 to VOT’s Registration Statement (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

(h)	Other Material Contracts

1.	Transfer Agency and Service Agreement between VIT, VST and Virtus Fund Services, LLC (“Virtus Fund Services”) effective February 1, 2021, filed via EDGAR (as Exhibit h.1) with Post-Effective Amendment No. 216 (File No. 033-36528) on October 27, 2021, and incorporated herein by reference.

2.	Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 54 to Virtus Insight Trust’s (“VIT”) Registration Statement (File No. 033-64915) on April 27, 2012, and incorporated herein by reference.

a)	Adoption and Amendment Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of March 21, 2014, filed via EDGAR (as Exhibit h.2.b) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

b)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of August 19, 2014, filed via EDGAR (as Exhibit h.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

c)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of June 1, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

d)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of November 12, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 80 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

e)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of May 28, 2015, filed via EDGAR (as Exhibit h.2.d) with Post-Effective Amendment No. 18 to VAST’s Registration Statement (File No. 333-191940) on June 5, 2015, and incorporated herein by reference.

f)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of December 10, 2015, filed via EDGAR (as Exhibit h.2.e) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

g)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

h)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.h) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

i)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 18, 2017, filed via EDGAR (as Exhibit h.2.i) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

j)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of January 1, 2018, filed via EDGAR (as Exhibit h.2.j) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

k)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 20, 2018, filed via EDGAR (as Exhibit h.2.k) with Post-Effective Amendment No. 119 to VET’s Registration Statement (File No. 002-16590) on November 16, 2018, and incorporated herein by reference.

l)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of December 21, 2018, filed via EDGAR (as Exhibit h.2.l) with Post-Effective Amendment No. 120 to VET’s Registration Statement (File No. 002-16590) on January 25, 2019, and incorporated herein by reference.

m)	Form of Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of March 22, 2019, filed via EDGAR (as Exhibit h.2.m) with Post-Effective Amendment No. 35 to VAT’s Registration Statement (File No. 333-08045) on April 25, 2019, and incorporated herein by reference.

n)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of May 22, 2019, filed via EDGAR (as Exhibit h.2.n) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

o)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 1, 2019, filed via EDGAR (as Exhibit h.2.o) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

p)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of November 18, 2019, filed via EDGAR (as Exhibit h.2.p) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

q)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of August 27, 2020, filed via EDGAR (as Exhibit h.2.q) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

r)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of November 13, 2020, filed via EDGAR (as Exhibit h.2.r) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

s)	Adoption Agreement and Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of June 9, 2021, filed via EDGAR (as Exhibit h.2.s) with Post-Effective Amendment No. 139 to VET’s Registration Statement (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

t)	Amendment to Sub-Transfer and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VAT, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of August 2, 2021, filed via EDGAR (as Exhibit 13(v)) to VOT’s Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

u)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of December 1, 2021, filed via EDGAR (as Exhibit h.2.u) with Post-Effective Amendment No. 122 to VOT’s Registration Statement (File No. 033-65137) on December 6, 2021, and incorporated herein by reference.

v)	Adoption Agreement and Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of January 12, 2022, filed via EDGAR (as Exhibit h.2.v) with Post-Effective Amendment No. 45 to VAST’s Registration Statement (File No. 333-191940) on February 24, 2022, and incorporated herein by reference.

w)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of February 24, 2022, filed via EDGAR (as Exhibit h.2.w) with Post-Effective Amendment No. 127 to VOT’s Registration Statement (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

3.	Administration Agreement between the Investment Trust, VST and Virtus Fund Services, effective as of February 1, 2021, filed via EDGAR (as Exhibit h.3) with Post-Effective Amendment No. 216 (File No. 033-36528) on October 27, 2021, and incorporated herein by reference.

4.	Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

a)	First Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

b)	Second Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010, filed via EDGAR (as Exhibit h.14) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

c)	Third Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011, filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

d)	Fourth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

e)	Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

f)	Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

h)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VATS, Virtus Fund Services and BNY Mellon, dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

i)	Joinder Agreement to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VVIT, VAST, VATS, Virtus Fund Services and BNY Mellon, dated December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

j)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, Virtus Fund Services and BNY Mellon dated July 27, 2016, filed via EDGAR (as Exhibit h.4.j) with Post-Effective Amendment No. 31 to VAST’s Registration Statement (File No. 333-191940) on April 10, 2017, and incorporated herein by reference.

k)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, Virtus Fund Services and BNY Mellon dated April, 2017, filed via EDGAR (as Exhibit h.4.k) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

l)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated September 21, 2017, filed via EDGAR (as Exhibit h.4.l) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

m)	Form of Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated December 1, 2018, filed via EDGAR (as Exhibit 13(rr)) to Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

n)	Form of Amendment to Sub-Administration Agreement and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated March 8, 2019, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

o)	Amendment to Sub-Administration Agreement and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated May 22, 2019, filed via EDGAR (as Exhibit h.4.o) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

p)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated September 1, 2019, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

q)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated November 18, 2019, filed via EDGAR (as Exhibit h.4.q) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

r)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated August 27, 2020, filed via EDGAR (as Exhibit h.4.r) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

s)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated November 16, 2020, filed via EDGAR

(as Exhibit h.4.s) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

t)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated December 1, 2020, filed via EDGAR (as Exhibit h.4.t) with Post-Effective Amendment No. 116 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

u)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, Virtus Fund Services and BNY Mellon dated May 19, 2021, filed via EDGAR (as Exhibit h.4.u) with Post-Effective Amendment No. 121 to VOT’s Registration Statement (File No. 033-65137) on September 24, 2021, and incorporated herein by reference.

v)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, Virtus Fund Services and BNY Mellon dated July 30, 2021, filed via EDGAR (as Exhibit h.4.v) with Post-Effective Amendment No. 121 to VOT’s Registration Statement (File No. 033-65137) on September 24, 2021, and incorporated herein by reference.

w)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated February 12, 2022, filed via EDGAR (as Exhibit h.4.w) with Post-Effective Amendment No. 45 to VAST’s Registration Statement (File No. 333-191940) on February 24, 2022, and incorporated herein by reference.

x)	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated as of April 8, 2022, filed via EDGAR (as Exhibit h.3.x) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

5.	Expense Limitation Agreement between Registrant and VIA effective February 1, 2021, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 216 (File No. 033-36528) on October 27, 2021, and incorporated herein by reference.

a) *First Amendment to Expense Limitation Agreement between Registrant and VIA effective October 28, 2021, filed via EDGAR (as Exhibit h.5.a) herewith.

6.	Form of Indemnification Agreement with each Trustee of Registrant, effective as of February 1, 2021, filed via EDGAR (as Exhibit h.12) with Post-Effective Amendment No. 214 (File No. 033-36528) on January 29, 2021, and incorporated herein by reference.

(i)	Legal Opinion

1.	Opinion and Consent of Counsel dated November 2, 1990 filed via EDGAR (as Exhibit 10) with Post-Effective Amendment No. 28 (File No. 033-36528) on October 31, 1997, and incorporated herein by reference.

2.	Opinion of Counsel as to legality of the shares dated October 4, 2021 filed via EDGAR (as Exhibit i.2) with Post-Effective Amendment No. 216 (File No. 033-36528) on October 27, 2021, and incorporated herein by reference.

3.	Consent of Sullivan & Worcester LLP (to be filed by amendment).

(j)	Other Opinions

1.	Consent of Independent Registered Public Accounting Firm (to be filed by amendment).

(k)	Not applicable.

(l)	Not applicable.

(m)	Rule 12b-1 Plans

1.	*Class A Shares Distribution and Servicing Plan, effective February 1, 2021, filed via EDGAR (as Exhibit m.1) herewith.

2.	Form of Class C Shares Distribution and Servicing Plan Pursuant to Rule 12b-1 under the 1940 Act effective January, 1997, filed via EDGAR (as Exhibit 15.c) with Post-Effective Amendment No. 25 (File No. 033-36528) on January 13, 1997, and incorporated herein by reference.

3.	Amended and Restated Administrative Distribution and Servicing Plan for Administrative Class Shares effective September 5, 2003, filed via EDGAR (as Exhibit m.5) with Post-Effective Amendment No. 94 (File No. 033-36528) on January 14, 2005, and incorporated herein by reference.

(n)	Rule 18f-3 Plan

1.	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act effective as of April 4, 2022, filed via EDGAR (as Exhibit n.1) with Post-Effective Amendment No. 126 to VOT’s Registration Statement (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

(o)	Reserved

(p)	Codes of Ethics

1.	Amended and Restated Code of Ethics of the Virtus Funds effective October 2017, filed via EDGAR (as Exhibit p.1) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

2.	Amended and Restated Code of Ethics of VIA, VP Distributors and other Virtus Affiliates (including KAR, NFJ, and Silvant) dated October 1, 2017, filed via EDGAR (as Exhibit p.2) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

3.	Code of Business Conduct and Code of Ethics of Allianz Global Investors U.S. LLC effective April 1, 2013, as amended, filed via EDGAR (as Exhibit p.3) with Post-Effective Amendment No. 216 (File No. 033-36528) on October 27, 2021, and incorporated herein by reference.

4.	Code of Ethics of ZCI, filed via EDGAR (as Exhibit p.4) with Post-Effective Amendment No. 40 to VAT’s Registration Statement (File No. 333-08045) on April 28, 2021, and incorporated herein by reference.

5.	*Code of Ethics of Voya effective October 12, 2020, filed via EDGAR (as Exhibit p.5) herewith.

(q)	Powers of Attorney

1.	Power of Attorney for Trustees Donald C. Burke, Sarah E. Cogan, Deborah A. DeCotis, F. Ford Drummond, Sidney E. Harris, John R. Mallin, Connie D. McDaniel, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates (since retired), and R. Keith Walton, dated February 22, 2021, filed via EDGAR (as Exhibit q) with Post-Effective Amendment No. 215 (File No. 033-36528) on February 22, 2021, and incorporated herein by reference.

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 18 of the Underwriting Agreement incorporated herein by reference to Exhibit e.1. Indemnification of Registrant’s Custodian is

provided for in Section 9.9, among others, of the Custody Agreement incorporated herein by reference to Exhibit g.1. The indemnification of Registrant’s Transfer Agent is provided for in Article 6 of the Amended and Restated Transfer Agency and Service Agreement incorporated herein by reference to Exhibit h.1. The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated herein by reference to Exhibit h.12 whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VIII Sections 1, 2 and 3 of the Registrant’s Fifth Amended and Restated Agreement and Declaration of Trust incorporated herein by reference to Exhibit a.1, provides in relevant part as follows:

“The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interest of the Trust or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of any undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in or not opposed to the best interests of the Trust by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an “interested person” by any rule, regulation or order of the Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.”

In addition, Article VIII Section 4 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: ” In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representative or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder.”

In addition, Article IX Section 1 of such Agreement and Declaration of Trust provides as follows:

“All persons extending credit to, contracting with or having any claim against the Trust or a particular series of Shares shall look only to the assets of the Trust or the assets of that particular series of Shares for payment under such credit, contract or claim, and neither the Shareholders nor the Trustees, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Nothing in this Declaration of Trust shall protect any Trustee against any liability to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee.

Every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers shall give notice that this Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and shall recite that the same was executed or made by or on behalf of the Trust or by them as Trustee or Trustees or as officer or officers and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, and may contain such further recital as he or she or they may deem appropriate, but the omission thereof shall not operate to bind any Trustee or Trustees or officer or officers or Shareholder or Shareholders individually.”

In addition, Article IX Section 2 of such Agreement and Declaration of Trust provides for the indemnification of Trustees and Officers of the Registrant as follows:

“The exercise by the Trustees and officers of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee or officer shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, and for nothing else, and shall not be liable for the errors of judgment or mistakes of fact or law. The Trustees or officers may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees and officers shall not be required to give any bond as such, nor any surety if a bond is required.”

Article XII of the Registrant’s Bylaws incorporated herein by reference to Exhibits b.1-2, provides as follows:

“For purposes of the determination or opinion referred to in clause (c) of the final sentence of Article VIII, Section 1 of the Declaration of Trust or the second clause (a) or second clause (b) of the first sentence of Article VIII, Section 2 of the Declaration of Trust, the majority of disinterested Trustees acting on the matter or independent legal counsel, as the case may be, shall be entitled to rely upon a rebuttable presumption that the Covered Person (as defined in Article VIII, Section 1 of the Declaration of Trust) has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.”

The Investment Advisory Agreement, Subadvisory Agreements, Custody Agreement, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services

Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VIA, the Registrant’s Trustees, and other registered investment management companies managed by VIA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser and Subadvisers

See “Management of the Funds” in the Prospectus and “Investment Advisory and Other Services” and “Management of the Trust” in the Statement of Additional Information which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadvisers, reference is made to the Adviser’s and each Subadviser’s current Form ADV filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Adviser	SEC File No.:
VIA	801-5995
AllianzGI	801-69803
KAR	801-24241
NFJ	801-119686
Silvant	801-68741
Voya	801-9046
Zevenbergen	801-62477

Item 32.	Principal Underwriter

(a) VP Distributors, LLC serves as the principal underwriter for the following registrants: The Merger Fund®, The Merger Fund® VL, Virtus Alternative Solutions Trust, Virtus Asset Trust, Virtus Equity Trust, Virtus Event Opportunities Trust, Virtus Investment Trust, Virtus Opportunities Trust, Virtus Retirement Trust, Virtus Strategy Trust and Virtus Variable Insurance Trust.

(b) Directors and executive officers of VP Distributors, One Financial Plaza, Hartford, CT 06103 are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant

Michael A. Angerthal	Senior Vice President	None

George R. Aylward	Executive Vice President	President and Trustee

Kevin J. Carr	Vice President, Counsel and Secretary	Senior Vice President and Assistant Secretary

David Hanley	Senior Vice President and Treasurer	None

Wendy J. Hills	Senior Vice President and General Counsel	None

Barry Mandinach	President	None

David C. Martin	Vice President and Chief Compliance Officer	Anti-Money Laundering Officer

Richard W. Smirl	Executive Vice President	Executive Vice President

(c) To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder include:

Secretary of the Trust:	Principal Underwriter:
Jennifer Fromm, Esq. One Financial Plaza Hartford, CT 06103	VP Distributors, LLC One Financial Plaza Hartford, CT 06103

Investment Adviser:	Custodian:
Virtus Investment Advisers, Inc. One Financial Plaza Hartford, CT 06103	The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Fund Accountant, Sub-Administrator, Sub-Transfer Agent and Dividend Dispersing Agent:	Administrator and Transfer Agent:
The Bank of New York Mellon BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, DE 19809	Virtus Fund Services, LLC One Financial Plaza Hartford, CT 06103

Subadviser to: Emerging Markets Opportunities Fund, Focused Growth Fund, Virtus Global Small-Cap Fund, Health Sciences Fund, Income & Growth Fund, Mid-Cap Growth Fund, Small-Cap Fund and Technology Fund	Subadviser to: Dividend Value Fund, International Value Fund, Large-Cap Value Fund, Mid-Cap Value Fund and Small-Cap Value Fund
NFJ Investment Group, LLC 2100 Ross Avenue, Suite 700 Dallas, TX 75101
Allianz Global Investors U.S. LLC 1633 Broadway, Floor 41 New York, NY 10019

Subadviser to: KAR Global Small-Cap Fund and KAR Health Sciences Fund	Subadviser to: Silvant Focused Growth Fund and Silvant Mid-Cap Growth Fund
Kayne Anderson Rudnick Investment Management, LLC 2000 Avenue of the Stars, Suite 1110 Los Angeles, CA 90067	Silvant Capital Management LLC 3333 Piedmont Road, Suite 1500 Atlanta, Georgia 30305

Subadviser to: Income & Growth Fund	Subadviser to: Zevenbergen Technology Fund
Voya Investment Management Co., LLC 230 Park Avenue New York, NY 10169	Zevenbergen Capital Investments LLC 601 Union Street, Suite 4600 Seattle, Washington 98101

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

PART C — OTHER INFORMATION

Exhibit List

e.2.a	Amended Annex A to Form of Sales Agreement
h.5.a	First Amendment to Expense Limitation Agreement
m.1	Class A Shares Distribution and Servicing Plan
p.5	Code of Ethics of Voya

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 21st day of July, 2022.

VIRTUS INVESTMENT TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 21st day of July, 2022.

Signature	Title

/s/ George R. Aylward	Trustee, President and Chief Executive Officer
George R. Aylward

/s/ W. Patrick Bradley	Treasurer and Chief Financial Officer
W. Patrick Bradley

*	Trustee
Donald C. Burke

*	Trustee
Sarah E. Cogan

*	Trustee
Deborah A. DeCotis

*	Trustee
F. Ford Drummond

*	Trustee
Sydney E. Harris

*	Trustee
John R. Mallin

*	Trustee
Connie D. McDaniel

*	Trustee
Philip McLoughlin

*	Trustee
Geraldine M. McNamara

*	Trustee
R. Keith Walton

Trustee
Brian T. Zino

*By:

/s/ George R. Aylward

George R. Aylward, Attorney-In-Fact, pursuant to a power of attorney